SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF ORDINARY SHARES

	Number of shares
	December 31, 2022		July 1, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0001 par value	500,000,000	1	500,000,000	1
Deferred Shares EURO 1 par value	25,000	25,000	-	-

Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF ORDINARY SHARES
	Number of shares
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	167,854,581	167,854,581	165,532,264	165,532,264

SCHEDULE OF SHARE OPTION GRANTED

	Year ended December 31, 2022		Year ended December 31, 2021
	Number of options (in thousands)	Weighted average Exercise price (AUD)	Number of options (in thousands)	Weighted average Exercise price (AUD)
Outstanding at beginning of year	11,280	0.27	9,530	0.23
Issue of options	1,000	0.27	1,850	0.45
Expired	(7,600)	0.22	(100)	0.34

Outstanding at end of year	4,680	0.35	11,280	0.27
Exercisable options	2,835	0.28	4,318	0.27

SCHEDULE OF OPTIONS TO EMPLOYEES OUTSTANDING

The options to employees outstanding as of December 31, 2022, are comprised, as follows:

Exercise price (AUD)	Outstanding as of December 31, 2022	Weighted average remaining contractual term	Exercisable as of December 31, 2022	Weighted average remaining contractual term
		(years)		(years)
0.12-0.2	800	4.59	400	4.64
0.2	955	0.67	878	0.67
0.31-0.357	2075	2.56	1432	2.15
0.6	100	2.24	100	2.24
0.7	750	3.97	25	3.74
	4,680		2,835